Accounts payable, accrued liabilities and asset retirement obligations, Balance of Accrued Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current Liabilities [Abstract]
Direct employee benefits payable	$ 22,080,021		$ 20,858,965
Provisions	34,953,816		34,355,359	$ 35,850,857
Total	$ 57,033,837	$ 2,814	$ 55,214,324